Segment reporting - Segment results (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020
Income Statement
Net interest income	$ 8,348	$ 7,696	$ 9,000
Net fee income	700	837	755
Net wealth management and insurance income	598	286	465
Trading income	442	435	460
Net operating income before operating expenses and impairment charges	10,686	9,579	10,604
Operating expenses	(5,997)	(6,558)	(6,181)
Impairment (charges)/benefits	372	(940)	(2,238)
Profit before income tax expense	5,061	2,081	2,185
Tax income (expense)/benefit	(1,616)	(980)	(994)
Net profit attributable to NCI	2	1	1
Net profit attributable to owners of Westpac Banking Corporation (WBC)	3,443	1,100	1,190
Balance Sheet
Loans	688,218	693,059	719,678
Deposits and other borrowings	585,401	591,131	582,920
Consumer
Income Statement
Net profit attributable to owners of Westpac Banking Corporation (WBC)	1,592	1,274	1,472
Balance Sheet
Loans	395,130	389,793	395,625
Deposits and other borrowings	223,062	219,259	208,427
Business
Income Statement
Net profit attributable to owners of Westpac Banking Corporation (WBC)	920	256	478
Balance Sheet
Loans	134,844	140,698	144,959
Deposits and other borrowings	154,455	151,939	142,175
Westpac Institutional Bank
Income Statement
Net profit attributable to owners of Westpac Banking Corporation (WBC)	230	185	147
Balance Sheet
Loans	62,408	66,192	78,595
Deposits and other borrowings	91,008	102,851	109,977
Westpac New Zealand
Income Statement
Net profit attributable to owners of Westpac Banking Corporation (WBC)	542	327	292
Balance Sheet
Loans	83,151	81,434	84,778
Deposits and other borrowings	71,019	68,473	70,725
Specialist Businesses
Income Statement
Net profit attributable to owners of Westpac Banking Corporation (WBC)	134	(567)	30
Impairment of goodwill and other intangible assets	89	538	33
Balance Sheet
Loans	12,687	14,942	16,269
Deposits and other borrowings	6,445	9,260	9,625
Group Businesses
Income Statement
Net profit attributable to owners of Westpac Banking Corporation (WBC)	25	(375)	(1,229)
Balance Sheet
Loans	(2)		(548)
Deposits and other borrowings	39,412	39,349	41,991
Operating segments
Income Statement
Net interest income	8,469	8,420	8,666
Net fee income	700	837	755
Net wealth management and insurance income	595	278	481
Trading income	453	499	429
Other income	582	251	10
Net operating income before operating expenses and impairment charges	10,799	10,285	10,341
Operating expenses	(5,981)	(6,540)	(6,160)
Impairment (charges)/benefits	372	(940)	(2,238)
Profit before income tax expense	5,190	2,805	1,943
Tax income (expense)/benefit	(1,651)	(1,189)	(949)
Net profit attributable to NCI	(2)	(1)	(1)
Cash earnings	3,537	1,615	993
Operating segments | Consumer
Income Statement
Net interest income	4,216	4,313	4,234
Net fee income	191	196	275
Trading income	39	42	48
Other income	11	9	3
Net operating income before operating expenses and impairment charges	4,457	4,560	4,560
Operating expenses	(2,270)	(2,141)	(2,035)
Impairment (charges)/benefits	80	(599)	(416)
Profit before income tax expense	2,267	1,820	2,109
Tax income (expense)/benefit	(675)	(546)	(637)
Cash earnings	1,592	1,274	1,472
Operating segments | Business
Income Statement
Net interest income	2,083	2,019	2,144
Net fee income	221	191	247
Net wealth management and insurance income	10	10	12
Trading income	40	47	50
Other income	2	1	2
Net operating income before operating expenses and impairment charges	2,356	2,268	2,455
Operating expenses	(1,170)	(1,230)	(1,068)
Impairment (charges)/benefits	129	(674)	(697)
Profit before income tax expense	1,315	364	690
Tax income (expense)/benefit	(395)	(108)	(212)
Cash earnings	920	256	478
Operating segments | Westpac Institutional Bank
Income Statement
Net interest income	464	506	605
Net fee income	278	280	264
Trading income	298	364	273
Other income	6	(18)	19
Net operating income before operating expenses and impairment charges	1,046	1,132	1,161
Operating expenses	(698)	(697)	(619)
Impairment (charges)/benefits	(8)	(111)	(293)
Profit before income tax expense	340	324	249
Tax income (expense)/benefit	(110)	(139)	(102)
Cash earnings	230	185	147
Operating segments | Westpac New Zealand
Income Statement
Net interest income	996	892	940
Net fee income	73	56	67
Net wealth management and insurance income	44	80	78
Trading income	43	9	18
Other income	7	7	4
Net operating income before operating expenses and impairment charges	1,163	1,044	1,107
Operating expenses	(500)	(482)	(516)
Impairment (charges)/benefits	92	(102)	(200)
Profit before income tax expense	755	460	391
Tax income (expense)/benefit	(210)	(129)	(110)
Cash earnings	545	331	281
Operating segments | Specialist Businesses
Income Statement
Net interest income	253	247	287
Net fee income	42	48	41
Net wealth management and insurance income	626	266	358
Trading income	15	17	40
Other income	1	3	(11)
Net operating income before operating expenses and impairment charges	937	581	715
Operating expenses	(740)	(1,128)	(420)
Impairment (charges)/benefits	80	(95)	(160)
Profit before income tax expense	277	(642)	135
Tax income (expense)/benefit	(146)	44	(41)
Net profit attributable to NCI	3	(1)	(1)
Cash earnings	134	(599)	93
Operating segments | Group Businesses
Income Statement
Net interest income	457	443	456
Net fee income	(105)	66	(139)
Net wealth management and insurance income	(85)	(78)	33
Trading income	18	20
Other income	555	249	(7)
Net operating income before operating expenses and impairment charges	840	700	343
Operating expenses	(603)	(862)	(1,502)
Impairment (charges)/benefits	(1)	641	(472)
Profit before income tax expense	236	479	(1,631)
Tax income (expense)/benefit	(115)	(311)	153
Net profit attributable to NCI	(5)
Cash earnings	116	168	(1,478)
Net cash earnings adjustment
Income Statement
Net cash earnings adjustments	(94)	(515)	197
Net cash earnings adjustment | Westpac New Zealand
Income Statement
Net cash earnings adjustments	(3)	(4)	11
Net cash earnings adjustment | Specialist Businesses
Income Statement
Net cash earnings adjustments		32	(63)
Net cash earnings adjustment | Group Businesses
Income Statement
Net cash earnings adjustments	$ (91)	$ (543)	$ 249